UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  153 East 53rd Street, 48th Floor
          New York, New York 10022


13F File Number: 28-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Bunyaner
Title:  Managing Member
Phone:  (212) 521-0981


Signature, Place and Date of Signing:


/s/ Michael Bunyaner         New York, New York                   5/13/02
----------------------       ---------------------                -------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $126,463
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


                                                          FORM 13F INFORMATION TABLE
                                                                   3/31/2002


                                                          FAIR
                                                CUSIP     VALUE     SHRS OR SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS NUMBER    X($1,000) PRN AMT PRN CALL DISCRETION  MANAGERS   SOLE    SHARED    NONE

ALCON INC                        COMMON STOCK   H01301102  3317      98000  SHR          SOLE                98000     0        0
AMGEN INC                        COMMON STOCK   031162100  3103      52000  SHR          SOLE                52000     0        0
AMERICAN STANDARD COMPANIE       COMMON STOCK   029712106  5023      71000  SHR          SOLE                71000     0        0
APPLIED POWER INC-CL A           COMMON STOCK   00508X203  1079      25000  SHR          SOLE                25000     0        0
BERKSHIRE HATHAWAY INC DEL       COMMON STOCK   084670207  5709       2410  SHR          SOLE                 2410     0        0
LOEWS CORP                       COMMON STOCK   540424207  3269     109000  SHR          SOLE               109000     0        0
DEAN FOODS CO                    COMMON STOCK   242370104  5528      73000  SHR          SOLE                73000     0        0
ECHOSTAR COMMUNICATIONS CO       COMMON STOCK   278762109  3840     135600  SHR          SOLE               135600     0        0
EASTMAN KODAK                    OPTIONS-PUT    277461109   623      20000  PUT          SOLE                20000     0        0
EATON CORP                       COMMON STOCK   278058102  3158      39000  SHR          SOLE                39000     0        0
EVERGREEN RES INC                COMMON STOCK   299900308  2544      61000  SHR          SOLE                61000     0        0
FEDERAL HOME LOAN MORTGAGE       COMMON STOCK   313400301  2535      40000  SHR          SOLE                40000     0        0
GILLETTE CO                      COMMON STOCK   375766102  2285      67200  SHR          SOLE                67200     0        0
GENERAL DYNAMICS CORP            COMMON STOCK   369550108  2725      29000  SHR          SOLE                29000     0        0
GENESEE & WYOMING INC-CL A       COMMON STOCK   371559105  3288     138900  SHR          SOLE               138900     0        0
GLOBALSANTAFE CORP               COMMON STOCK   G3930E101  2789      85300  SHR          SOLE                85300     0        0
HOME DEPOT INC                   COMMON STOCK   437076102  2567      52800  SHR          SOLE                52800     0        0
HUMAN GENOME SCIENCES INC        COMMON STOCK   444903108   763      35000  SHR          SOLE                35000     0        0
HONEYWELL INTL INC               COMMON STOCK   438516106  2870      75000  SHR          SOLE                75000     0        0
INTL MULTIFOODS CORP             COMMON STOCK   460043102  3478     146400  SHR          SOLE               146400     0        0
INTERNATIONAL PAPER CO           COMMON STOCK   460146103  2581      60000  SHR          SOLE                60000     0        0
LAMAR ADVERTISING CO-CL A        COMMON STOCK   512815101  3859      95000  SHR          SOLE                95000     0        0
LABORATORY CORP AMER HLDGS       COMMON STOCK   50540R409  2684      28000  SHR          SOLE                28000     0        0
MANPOWER INC-WIS                 COMMON STOCK   56418H100  2838      73000  SHR          SOLE                73000     0        0
MUELLER INDUSTRIES INC           COMMON STOCK   624756102  3534     101000  SHR          SOLE               101000     0        0
NATIONAL-OILWELL INC             COMMON STOCK   637071101  2660     105000  SHR          SOLE               105000     0        0
NUCOR CORP                       COMMON STOCK   670346105  2287      35600  SHR          SOLE                35600     0        0
PENTAIR INC                      COMMON STOCK   709631105  3026      67300  SHR          SOLE                67300     0        0
PARTNERRE LTD                    COMMON STOCK   G6852T105  2124      38900  SHR          SOLE                38900     0        0
PANCANADIAN ENERGY               COMMON STOCK   69831A107  1040      35000  SHR          SOLE                35000     0        0
CABLEVISION SYS CORP             COMMON STOCK   12686C844  1728      70000  SHR          SOLE                70000     0        0
RENAISSANCERE HOLDINGS           COMMON STOCK   G7496G103  2884      28000  SHR          SOLE                28000     0        0
RADIOSHACK CORP                  COMMON STOCK   750438103   571      19000  SHR          SOLE                19000     0        0
USA EDUCATION INC                COMMON STOCK   90390U102  6846      70000  SHR          SOLE                70000     0        0
SCOTTS CO                        COMMON STOCK   810186106  4354      95100  SHR          SOLE                95100     0        0
SEMICONDUCTOR HOLDRS TR          COMMON STOCK   816636203  2559      55000  SHR          SOLE                55000     0        0
THOR INDUSTRIES INC              COMMON STOCK   885160101   804      17000  SHR          SOLE                17000     0        0
GRUPO TMM S A DE CV              COMMON STOCK   40051D105  3311     302400  SHR          SOLE               302400     0        0
THERMO ELECTRON CORP             COMMON STOCK   883556102  4801     231600  SHR          SOLE               231600     0        0
VARIAN INC                       COMMON STOCK   922206107  4363     115000  SHR          SOLE               115000     0        0
VIASYS HEALTHCARE INC            COMMON STOCK   92553Q209  2249     100000  SHR          SOLE               100000     0        0
WILLIS GROUP HOLDINGS L          COMMON STOCK   G96655108  2347      95000  SHR          SOLE                95000     0        0
XL CAPITAL LTD-CL A              COMMON STOCK   G98255105  2520      27000  SHR          SOLE                27000     0        0


03105.0001 #323411